Material accounting policies - Additional information (Detail) ¥ in Thousands	12 Months Ended
Dec. 31, 2024 CNY (¥)
Disclosure of detailed information about property, plant and equipment [abstract]
Minimum Lease Term	12 months
Impairment loss	¥ 0